INCOME TAX AND DEFERRED TAX, Income Tax (Expense)/Gain (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INCOME TAX AND DEFERRED TAX [Abstract]
Current income tax	$ (13,703,822)	$ (5,191,703)	$ (5,511,856)
Deferred income tax	966,801	(1,456,405)	(2,757,610)
Total income tax	$ (12,737,021)	$ (6,648,108)	$ (8,269,466)